UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%(1)

Security	Shares	Value
Air Freight & Logistics — 2.0%
FedEx Corp.	52,749	$11,977,188

		$11,977,188

Auto Components — 2.1%
Aptiv PLC	133,348	$12,218,677

		$12,218,677

Banks — 7.5%
Bank of America Corp.	582,214	$16,412,613
First Republic Bank	69,219	6,699,707
JPMorgan Chase & Co.	197,816	20,612,427

		$43,724,747

Beverages — 3.3%
Constellation Brands, Inc., Class A	42,353	$9,269,801
PepsiCo, Inc.	92,562	10,077,225

		$19,347,026

Biotechnology — 2.4%
Gilead Sciences, Inc.	116,535	$8,255,340
Vertex Pharmaceuticals, Inc.(2)	34,649	5,888,944

		$14,144,284

Capital Markets — 1.9%
Charles Schwab Corp. (The)	222,577	$11,373,685

		$11,373,685

Chemicals — 1.2%
DowDuPont, Inc.	103,768	$6,840,387

		$6,840,387

Containers & Packaging — 1.1%
Ball Corp.	187,289	$6,658,124

		$6,658,124

Diversified Telecommunication Services — 4.1%
Verizon Communications, Inc.	291,006	$14,640,512
Zayo Group Holdings, Inc.(2)	258,561	9,432,305

		$24,072,817

Electric Utilities — 1.6%
NextEra Energy, Inc.	55,512	$9,272,169

		$9,272,169

Electronic Equipment, Instruments & Components — 1.8%
Corning, Inc.	389,844	$10,724,608

		$10,724,608

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	83,518	$12,040,790

Security	Shares	Value
AvalonBay Communities, Inc.	30,594	$5,258,803

		$17,299,593

Food Products — 1.5%
Mondelez International, Inc., Class A	216,632	$8,881,912

		$8,881,912

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	141,328	$8,619,595
Danaher Corp.	145,219	14,330,211

		$22,949,806

Health Care Providers & Services — 1.2%
Aetna, Inc.	39,592	$7,265,132

		$7,265,132

Insurance — 2.7%
American Financial Group, Inc.	80,977	$8,691,261
American International Group, Inc.	130,384	6,912,960

		$15,604,221

Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.(2)	11,443	$19,450,811

		$19,450,811

Internet Software & Services — 6.8%
Akamai Technologies, Inc.(2)	122,089	$8,940,577
Alphabet, Inc., Class C(2)	17,041	19,011,792
Facebook, Inc., Class A(2)	14,632	2,843,290
GoDaddy, Inc., Class A(2)	123,860	8,744,516

		$39,540,175

IT Services — 3.2%
Visa, Inc., Class A	140,092	$18,555,185

		$18,555,185

Machinery — 5.3%
Atlas Copco AB, Class A	136,243	$3,945,669
Caterpillar, Inc.	94,021	12,755,829
Epiroc AB, Class A(2)	136,242	1,429,691
Fortive Corp.	164,035	12,648,739

		$30,779,928

Media — 3.8%
Live Nation Entertainment, Inc.(2)	196,361	$9,537,254
Walt Disney Co. (The)	123,293	12,922,339

		$22,459,593

Multi-Utilities — 1.4%
Sempra Energy	67,894	$7,883,172

		$7,883,172

Oil, Gas & Consumable Fuels — 6.6%
ConocoPhillips	124,277	$8,652,165
EOG Resources, Inc.	69,343	8,628,350
Exxon Mobil Corp.	182,589	15,105,588
Phillips 66	54,101	6,076,083

		$38,462,186

Security	Shares	Value
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	64,560	$9,212,066

		$9,212,066

Pharmaceuticals — 4.8%
Johnson & Johnson	150,421	$18,252,084
Zoetis, Inc.	115,375	9,828,796

		$28,080,880

Road & Rail — 2.3%
CSX Corp.	214,977	$13,711,233

		$13,711,233

Semiconductors & Semiconductor Equipment — 1.8%
QUALCOMM, Inc.	185,548	$10,412,954

		$10,412,954

Software — 6.8%
Microsoft Corp.	314,636	$31,026,256
salesforce.com, Inc.(2)	65,034	8,870,638

		$39,896,894

Specialty Retail — 3.1%
Home Depot, Inc. (The)	92,202	$17,988,610

		$17,988,610

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	117,232	$21,700,816
Xerox Corp.	439,938	10,558,512

		$32,259,328

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	112,878	$8,994,120

		$8,994,120

Total Common Stocks (identified cost $420,945,761)		$580,041,511

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(3)	7,386,508	$7,386,508

Total Short-Term Investments (identified cost $7,386,557)		$7,386,508

Total Investments — 100.4% (identified cost $428,332,318)		$587,428,019

Total Written Covered Call Options — (0.4)% (premiums received $3,620,661)		$(2,035,170)

Other Assets, Less Liabilities — (0.0)%(4)		$(152,382)

Net Assets — 100.0%		$585,240,467

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at June 30, 2018 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $77,457.

(4)	Amount is less than (0.05)%.

Written Covered Call Options — (0.4)%

Exchange-Traded Options — (0.4)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	705	$4,299,795	$64	8/10/18	$(41,948)
Akamai Technologies, Inc.	620	4,540,260	83	7/20/18	(7,440)
Alphabet, Inc., Class C	85	9,483,025	1,170	7/20/18	(43,775)
Amazon.com, Inc.	55	9,348,900	1,760	7/20/18	(93,088)
American Financial Group, Inc.	410	4,400,530	115	7/20/18	(19,475)
American International Group, Inc.	395	2,094,290	58	7/20/18	(1,382)
American Tower Corp.	420	6,055,140	145	8/17/18	(147,000)
Apple, Inc.	590	10,921,490	195	7/20/18	(23,895)
Aptiv PLC	675	6,185,025	105	7/20/18	(3,375)
AvalonBay Communities, Inc.	150	2,578,350	170	7/20/18	(60,750)
Ball Corp.	950	3,377,250	40	7/20/18	(2,375)
Bank of America Corp.	2,910	8,203,290	31	8/10/18	(62,565)
Caterpillar, Inc.	470	6,376,490	155	7/20/18	(3,995)
Charles Schwab Corp. (The)	1,130	5,774,300	59	7/27/18	(5,650)
ConocoPhillips	620	4,316,440	75	8/17/18	(51,460)
Constellation Brands, Inc., Class A	215	4,705,705	235	7/20/18	(6,987)
Corning, Inc.	1,200	3,301,200	30	7/20/18	(3,600)
CSX Corp.	1,090	6,952,020	68	7/27/18	(55,590)
Danaher Corp.	730	7,203,640	105	7/20/18	(16,425)
DowDuPont, Inc.	515	3,394,880	70	8/3/18	(31,930)
EOG Resources, Inc.	350	4,355,050	135	7/20/18	(11,025)
Estee Lauder Cos., Inc. (The), Class A	325	4,637,425	165	8/17/18	(5,687)
Exxon Mobil Corp.	920	7,611,160	84	7/27/18	(106,720)
Facebook, Inc., Class A	75	1,457,400	200	7/20/18	(17,400)
FedEx Corp.	265	6,017,090	260	7/20/18	(3,842)
First Republic Bank	350	3,387,650	105	7/20/18	(12,250)
Fortive Corp.	830	6,400,130	80	7/20/18	(45,650)
Gilead Sciences, Inc.	550	3,896,200	75	7/20/18	(20,900)
GoDaddy, Inc., Class A	620	4,377,200	75	7/20/18	(18,600)
Home Depot, Inc. (The)	465	9,072,150	200	7/20/18	(65,333)
Johnson & Johnson	755	9,161,170	125	7/20/18	(64,175)
JPMorgan Chase & Co.	990	10,315,800	111	7/27/18	(51,975)
Live Nation Entertainment, Inc.	985	4,784,145	48	7/20/18	(157,600)
Microsoft Corp.	1,585	15,629,685	105	7/13/18	(14,265)
Mondelez International, Inc., Class A	1,100	4,510,000	41	7/20/18	(78,650)
NextEra Energy, Inc.	280	4,676,840	170	8/17/18	(70,700)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NIKE, Inc., Class B	565	$4,501,920	$85	8/17/18	$(40,963)
PepsiCo, Inc.	395	4,300,365	110	7/20/18	(58,460)
Phillips 66	270	3,032,370	125	8/17/18	(13,500)
QUALCOMM, Inc.	850	4,770,200	60	7/20/18	(39,950)
salesforce.com, inc.	330	4,501,200	145	8/17/18	(75,075)
Sempra Energy	330	3,831,630	120	7/20/18	(24,750)
Verizon Communications, Inc.	1,295	6,515,145	50	7/20/18	(103,600)
Vertex Pharmaceuticals, Inc.	170	2,889,320	170	7/20/18	(94,350)
Visa, Inc., Class A	705	9,337,725	140	7/20/18	(19,388)
Walt Disney Co. (The)	615	6,445,815	108	8/3/18	(91,020)
Zayo Group Holdings, Inc.	1,300	4,742,400	38	7/20/18	(42,250)
Zoetis, Inc.	585	4,983,615	93	7/20/18	(4,387)

Total					$(2,035,170)

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $2,035,170.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$81,111,811	$—	$—	$81,111,811
Consumer Staples	37,441,004	—	—	37,441,004
Energy	38,462,186	—	—	38,462,186
Financials	70,702,653	—	—	70,702,653
Health Care	72,440,102	—	—	72,440,102
Industrials	52,522,680	3,945,669	—	56,468,349
Information Technology	151,389,144	—	—	151,389,144

Asset Description	Level 1	Level 2		Level 3	Total
Materials	$13,498,511	$—		$—	$13,498,511
Real Estate	17,299,593	—		—	17,299,593
Telecommunication Services	24,072,817	—		—	24,072,817
Utilities	17,155,341	—		—	17,155,341
Total Common Stocks	$576,095,842	$3,945,669	*	$—	$580,041,511
Short-Term Investments	$—	$7,386,508		$—	$7,386,508
Total Investments	$576,095,842	$11,332,177		$—	$587,428,019

Liability Description
Written Covered Call Options	$(2,035,170)	$—		$—	$(2,035,170)
Total	$(2,035,170)	$—		$—	$(2,035,170)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018